Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 257,404	$ 141,159	$ 126,956
Cash and cash equivalents of Launch Equity	16,068	10,180	5,142
Accounts receivable	53,843	46,022	39,417
Accounts receivable of Launch Equity	1	10,595	37
Investment securities	22,239	15,241	17,262
Investment securities of Launch Equity	60,066	46,237	24,265
Prepaid expenses		3,890	3,280
Property and equipment, net	8,731	8,807	5,572
Restricted cash		1,185	1,040
Deferred tax assets	64,476	0
Other		4,244	1,880
Prepaid expenses and other assets	8,133	9,319
Total assets	490,961	287,560	224,851
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable, accrued expenses and other liabilities		17,373	9,274
Accounts payable, accrued expenses, and other	50,324	50,266
Accrued incentive compensation	70,065	7,254	3,920
Deferred lease obligations		3,636	2,340
Interest rate swap			1,066
Borrowings	200,000	290,000	324,789
Class B liability awards	0	225,249	146,175
Class B redemptions payable	27,561	29,257	14,909
Amounts payable under tax receivable agreements	53,618	0
Contingent value rights	22,020	0
Payables of Launch Equity	64	10,726
Securities sold, not yet purchased of Launch Equity	32,652	19,586	6,276
Total liabilities	428,743	603,081	508,749
Commitments and Contingencies
Redeemable preferred units	0	357,194	357,194
Additional paid-in capital	(34,826)	0	0
Retained earnings	8,748	0	0
Accumulated other comprehensive income (loss)	748	0	0
Total stockholders' equity	50,091	0	0
Noncontrolling interest - Artisan Partners Holdings	(31,291)	(709,414)	(664,259)
Noncontrolling interest - Launch Equity	43,418	36,699	23,167
Total equity (deficit)	62,218	(672,715)	(641,092)
Total liabilities, redeemable preferred units and equity (deficit)	490,961	287,560	224,851
Class A Common Stock
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
Common stock	127	0
Class B Common Stock
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
Common stock	258	0
Class C Common Stock
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
Common stock	288	0
Convertible preferred stock
LIABILITIES, REDEEMABLE PREFERRED UNITS AND STOCKHOLDERS' EQUITY (DEFICIT)
Convertible preferred stock ($0.01 par value per share, 15,000,000 shares authorized and 2,565,463 outstanding at June 30, 2013)	$ 74,748	$ 0